PRIVATE PLACEMENT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jun. 30, 2022	Mar. 01, 2022
PRIVATE PLACEMENT
Purchase price per unit	$ 10.25		$ 10.25
Warrant share price at $15
PRIVATE PLACEMENT
Aggregate purchase price	$ 100,000	$ 0
Warrant share price at $11.50
PRIVATE PLACEMENT
Purchase price per unit			1.00
Aggregate purchase price	$ 3,950,000	$ 0
Private Placement Warrants
PRIVATE PLACEMENT
Exercise price of warrant	$ 11.50		$ 11.50
Private Placement Warrants | Warrant share price at $15
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	1,000,000		1,000,000		1,000,000
Purchase price per unit	$ 15		$ 0.10		$ 0.10
Exercise price of warrant	$ 15		$ 15		$ 15.00
Private Placement Warrants | Warrant share price at $11.50
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	3,950,000		3,950,000	3,950,000	3,950,000
Purchase price per unit	$ 11.50		$ 11.50		$ 1.00
Exercise price of warrant	$ 11.50		$ 11.50	$ 11.50	$ 11.50
Private Placement | Sponsor
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	55,000
Aggregate purchase price	$ 4,600,000		$ 4,600,000
Exercise price of warrant	$ 10.00
Private Placement | Private Placement Warrants | Warrant share price at $15
PRIVATE PLACEMENT
Number of warrants to purchase shares issued				1,000,000
Exercise price of warrant	15	$ 15	$ 15	$ 15
Private Placement | Private Placement Warrants | Warrant share price at $11.50
PRIVATE PLACEMENT
Exercise price of warrant	$ 11.50	$ 11.50	$ 11.50
Private Placement | Private Placement Warrants | Sponsor | Warrant share price at $15
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	1,000,000		1,000,000
Purchase price per unit	$ 0.10		$ 0.10
Exercise price of warrant	$ 15		$ 15
Private Placement | Private Placement Warrants | Sponsor | Warrant share price at $11.50
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	3,950,000		3,950,000
Purchase price per unit	$ 1.00		$ 1.00
Exercise price of warrant	$ 11.50		$ 11.50
Private Placement | Private Unit Warrants | Sponsor
PRIVATE PLACEMENT
Number of warrants to purchase shares issued			55,000
Purchase price per unit			$ 10.00